Earnings per share - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Basic earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 4,305,404	R$ 6,340,760
Weighted average number of shares in the period – in thousands	1,264,118	1,264,118
Weighted average treasury shares – in thousands	(28,200)	(25,047)
Weighted average number of outstanding shares – in thousands	1,235,918	1,239,071
Basic earnings per common share – R$	R$ 3.48357	R$ 5.11735